Finance Receivables And Loans, Net (Summary Of Higher-Risk Mortgage Financing Receivables and Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Interest-only mortgage loans	$ 2,063	$ 2,947
Below Market Rate Mortgages	192	248
Total higher-risk mortgage finance receivables and loans	2,255	3,195
CALIFORNIA
Concentration Risk [Line Items]
Interest-only mortgage loans	500	748
Below Market Rate Mortgages	60	78
Total higher-risk mortgage finance receivables and loans	560	826
VIRGINIA
Concentration Risk [Line Items]
Interest-only mortgage loans	216	274
Below Market Rate Mortgages	9	10
Total higher-risk mortgage finance receivables and loans	225	284
MARYLAND
Concentration Risk [Line Items]
Interest-only mortgage loans	166	217
Below Market Rate Mortgages	5	6
Total higher-risk mortgage finance receivables and loans	171	223
ILLINOIS
Concentration Risk [Line Items]
Interest-only mortgage loans	107	153
Below Market Rate Mortgages	6	8
Total higher-risk mortgage finance receivables and loans	113	161
MICHIGAN
Concentration Risk [Line Items]
Interest-only mortgage loans	106	199
Below Market Rate Mortgages	5	9
Total higher-risk mortgage finance receivables and loans	111	208
Other United States [Member]
Concentration Risk [Line Items]
Interest-only mortgage loans	968	1,356
Below Market Rate Mortgages	107	137
Total higher-risk mortgage finance receivables and loans	$ 1,075	$ 1,493